Loans and Other Borrowings - Summary of Principal Repayments of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	£ 15,837	£ 13,038	£ 11,105	£ 13,038
Total	18,977	15,336	13,896
Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Within one year, or on demand	3,140	2,289	2,791
Total	18,927	15,263	13,746
Fair value adjustments	50	73	150
Total loans and other borrowings	18,977	15,336	13,896
Effect Of Hedging And Interest [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Within one year, or on demand	(307)	(308)	(523)
Total	(957)	(1,044)	(1,608)
Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Within one year, or on demand	2,833	1,981	2,268
Total	17,970	14,219	12,138
2020 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,309	1,192	1,614
2020 [Member] | Effect Of Hedging And Interest [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(133)	(66)	(197)
2020 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,176	1,126	1,417
2021 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	15	1,332	1,166
2021 [Member] | Effect Of Hedging And Interest [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year		(154)	(43)
2021 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	15	1,178	1,123
2022 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,463	18	1,295
2022 [Member] | Effect Of Hedging And Interest [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(89)		(121)
2022 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,374	18	1,174
2023 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	964	1,489	12
2023 [Member] | Effect Of Hedging And Interest [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	33	(111)
2023 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	997	1,378	12
2023 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	12,036	8,943	6,868
2023 [Member] | Effect Of Hedging And Interest [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(461)	(405)	(724)
2023 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	11,575	8,538	6,144
Over 12 Months [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	15,787	12,974	10,955
Over 12 Months [Member] | Effect Of Hedging And Interest [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(650)	(736)	(1,085)
Over 12 Months [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	£ 15,137	£ 12,238	£ 9,870